Segments - Schedule of Net Sale by Product to External Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,894,750	$ 4,940,936	$ 4,665,588	$ 4,550,772	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 19,052,046	$ 19,429,273	$ 20,023,564
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									5,219,464	5,540,868	5,967,756
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,730,328	3,999,911	4,237,154
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,558,538	2,301,778	2,049,907
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,803,618	1,939,240	2,208,866
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,607,333	3,738,381	3,431,490
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 2,132,765	$ 1,909,095	$ 2,128,391